Shareholder Report, Line Graph (Details) 194921_Aristotle Value Equity Fund_Class R6_TSR Annual {Class R6} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jan. 29, 2024	Mar. 31, 2026
Class R6
Account Value [Line Items]
Accumulated Value	$ 1,067,886	$ 1,060,341	$ 1,000,000	$ 1,157,461
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	1,157,485	1,069,253	1,000,000	$ 1,363,557
Russell 1000 Value Capped Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Capped Total Return
Accumulated Value	$ 1,157,764	$ 1,080,203	$ 1,000,000	$ 1,341,450